Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.80%
New Jersey–86.71%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$ 1,250	$ 1,483,012
Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	770	771,578
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,668,147
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	420	420,676
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,126,970
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,222,500
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,131,640
Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,112,560
Deutsche Bank Spears/Lifers Trust;
Series 2013, RB(b)(c)	5.25%	12/01/2035	6,330	9,165,302
Series 2013, RB(b)(c)	5.25%	12/01/2035	5,380	7,785,075
Series 2013, RB(b)(c)	5.25%	12/01/2035	4,000	5,780,580
Essex (County of), NJ Improvement Authority;
Series 1999, RB (INS - AMBAC)(a)	5.13%	04/01/2029	110	110,217
Essex (County of), NJ Utilities Authority;
Series 2009, Ref. RB (INS - AGC)(a)	4.13%	04/01/2022	75	75,188
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(d)	0.00%	11/01/2026	140	129,630
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	579,660
Hudson (County of), NJ Improvement Authority;
Series 2011, RB(e)(f)	5.50%	06/01/2021	2,655	2,725,304
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse);
Series 2020, RB	4.00%	10/01/2051	2,250	2,660,265
Lavallette School District;
Series 2005, GO Bonds (INS - XLCA)(a)	4.20%	02/01/2025	10	10,030
Middlesex (County of), NJ Improvement Authority;
Series 2000, RB (INS - AMBAC)(a)(g)	5.50%	09/01/2030	20	20,083
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	474,726
Series 2012, Ref. RB	5.00%	09/01/2029	605	643,242
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	2,000	2,440,480
Series 2020 A, GO Bonds	4.00%	06/01/2032	2,000	2,453,300
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	711,882
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	300	353,595
New Jersey (State of) Economic Development Authority;
Series 1997 A, RB(d)(e)	0.00%	07/01/2021	65	64,838
Series 1997 A, Ref. RB	5.88%	12/01/2026	2,100	2,103,486
Series 1998 B, RB(g)	6.50%	04/01/2031	90	95,396
Series 1999 A, RB	6.25%	07/01/2024	25	25,103
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	112,391
Series 2011 GG, Ref. RB(h)	5.25%	09/01/2026	1,000	1,011,610
Series 2012 A, RB(g)	5.00%	06/15/2037	1,515	1,590,720
Series 2012 A, RB(g)	5.13%	06/15/2043	1,250	1,312,475
Series 2012, Ref. RB	5.00%	06/15/2028	2,095	2,141,949
Series 2012, Ref. RB	5.00%	06/15/2029	900	918,063
Series 2013, RB	6.00%	10/01/2043	3,200	3,529,152
Series 2014 A, RB(b)	6.00%	10/01/2034	515	548,578
Series 2014, RB	5.25%	01/01/2044	4,000	3,921,200
Series 2015 WW, Ref. RB	5.00%	06/15/2035	3,000	3,352,680
Series 2015 WW, Ref. RB	5.00%	06/15/2036	3,000	3,345,990
Series 2017 A, RB	5.00%	07/01/2037	500	492,725
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	$ 3,000	$ 3,561,600
Series 2017, RB	5.00%	07/15/2047	1,000	1,132,960
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	1,000	1,171,460
Series 2018 A, RB (Acquired 08/29/2018; Cost $282,617)(b)(i)	5.38%	09/01/2033	275	274,098
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	1,065,220
Series 2018 A, RB	5.00%	07/01/2038	350	405,524
Series 2018 A, RB (Acquired 08/29/2018-08/30/2018; Cost $793,729)(b)(i)	5.63%	09/01/2038	765	765,635
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,656,325
Series 2018 A, RB(b)	6.25%	11/01/2038	525	600,227
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,411,660
Series 2018 A, RB	5.00%	12/01/2048	3,000	3,454,020
Series 2018 A, RB	5.00%	07/01/2050	1,000	1,138,570
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,889,100
Series 2018 B, RB(b)	6.00%	11/01/2022	250	251,928
Series 2019, RB	4.00%	06/15/2044	1,000	1,077,820
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(b)	5.00%	06/15/2054	725	760,308
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC);
Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,959,240
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(g)	5.25%	09/15/2029	1,100	1,153,900
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005);
Series 2005 A, RB(g)	6.50%	09/01/2030	25	22,013
New Jersey (State of) Economic Development Authority (Middlesex Water Co.);
Series 2019, RB(g)	4.00%	08/01/2059	4,275	4,795,054
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2019, Ref. RB	5.13%	06/15/2037	2,428	3,011,667
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(g)	5.38%	01/01/2043	10,650	11,725,224
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,458,068
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,639,401
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,522,066
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,672,620
New Jersey (State of) Educational Facilities Authority (New Jersey City University);
Series 2007 F, Ref. RB (INS - NATL)(a)	4.13%	07/01/2025	10	10,013
New Jersey (State of) Educational Facilities Authority (Public Library);
Series 2002 A, RB (INS - AMBAC)(a)	5.00%	09/01/2022	5	5,019
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2012 A, RB	5.00%	07/01/2037	1,000	1,002,630
Series 2017 F, RB	5.00%	07/01/2035	185	190,850
Series 2017 F, RB	5.00%	07/01/2036	300	308,622
Series 2017 F, RB	5.00%	07/01/2047	3,250	3,280,712
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	4.00%	07/01/2050	3,000	3,272,580
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The));
Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,333,900
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB	5.00%	08/15/2034	1,960	2,133,323
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,261,800
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,341,760
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital);
Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,239,500
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2011 1, RB(g)	5.50%	12/01/2025	$ 1,210	$ 1,267,620
Series 2011 1, RB(g)	5.75%	12/01/2029	30	31,379
Series 2011 I, RB(g)	5.75%	12/01/2028	765	800,917
Series 2013 1B, RB(g)	4.75%	12/01/2043	2,000	2,096,180
Series 2019 C, Ref. RB(g)	3.63%	12/01/2049	1,000	1,017,030
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	965,308
Series 2018 BB, Ref. RB(g)	3.80%	10/01/2032	920	1,021,678
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	538,744
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	920,421
Series 2020 E, Ref. RB	2.45%	10/01/2050	650	654,836
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(d)	0.00%	12/15/2037	2,000	1,319,060
Series 2008 A, RB(d)	0.00%	12/15/2038	2,000	1,139,480
Series 2010 A, RB (INS - BAM)(a)(d)	0.00%	12/15/2028	1,200	1,039,032
Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,438,930
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	8,575,310
Series 2018 A, Ref. RN	5.00%	06/15/2030	1,125	1,301,872
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	4,083,284
Series 2019 BB, RB	4.00%	06/15/2050	1,000	1,064,030
New Jersey (State of) Turnpike Authority;
Series 2019 A, RB	5.00%	01/01/2048	2,000	2,465,140
New Jersey Transportation Trust Fund Authority;
Series 2012 A, RB	5.00%	06/15/2042	1,625	1,701,440
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.50%	07/15/2021	1,000	1,018,110
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,379,320
Series 2015 B, GO Bonds	5.00%	07/15/2029	430	480,749
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	353,760
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	905,966
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,113,380
Salem (County of), NJ Pollution Control Financing Authority (Chambers);
Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,770	1,855,756
South Jersey Port Corp.;
Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,499,877
South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	4,106,250
Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2033	750	955,267
Series 2020 A, RB	4.00%	11/01/2050	1,000	1,116,780
State of New Jersey;
Series 2017 XF0553, GO Bonds(c)	5.00%	06/01/2028	5,000	6,123,400
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,755,000
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,206,880
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,917,582
Union (County of), NJ Improvement Authority;
Series 1998 A, RB (INS - NATL)(a)(g)	5.00%	03/01/2028	55	55,198
				214,863,381
Puerto Rico–12.25%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043		15,000	15,079,500
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds(j)	5.25%	07/01/2037		2,150	1,572,188
Series 2011 C, Ref. GO Bonds(j)	6.50%	07/01/2040		3,000	2,092,500
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(j)	5.25%	07/01/2031	$ 550	$ 413,875
Series 2010 AAA-RSA-1, RB(j)	5.25%	07/01/2030	500	376,250
Series 2012 A, RB(j)	5.05%	07/01/2042	45	33,750
Series 2016 E-1, RB(j)	10.00%	01/01/2021	165	130,015
Series 2016 E-2, RB(j)	10.00%	07/01/2021	165	130,015
Series 2016 E-2, RB(j)	10.00%	01/01/2022	55	43,338
Series 2016 E-4, RB(j)	10.00%	07/01/2022	55	43,338
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(g)	6.63%	06/01/2026	175	181,125
Series 2002 A, Ref. RB (INS - ACA)(a)	5.00%	08/01/2032	1,000	1,002,320
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	930	895,590
Series 2012, Ref. RB	5.13%	04/01/2032	100	98,902
Series 2012, Ref. RB	5.38%	04/01/2042	100	98,414
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - AMBAC)(a)(d)	0.00%	07/01/2035	975	520,270
Series 2005 B, RB(j)	5.00%	07/01/2037	4,750	604,675
Series 2005 B, RB(j)	5.00%	07/01/2041	2,610	332,253
Series 2006 B, RB(j)	5.00%	07/01/2027	575	73,198
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus);
Series 2007 A, RB(j)	6.50%	10/01/2037	400	161,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	1,000	1,028,520
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(j)	6.00%	08/01/2026	5,235	63,344
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	401	429,924
Series 2018 A-1, RB(d)	0.00%	07/01/2046	7,086	2,126,934
Series 2018 A-1, RB(d)	0.00%	07/01/2051	5,771	1,252,134
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,512,172
Series 2019 A-2, RB	4.54%	07/01/2053	60	64,337
				30,359,881
New York–8.37%
New York & New Jersey (States of) Port Authority;
Series 2017 206, Ref. RB(g)	5.00%	11/15/2037		850	1,031,628
Series 2019 220, RB(g)	4.00%	11/01/2059		2,000	2,236,000
Series 2019, RB(g)	5.00%	11/01/2044		1,500	1,853,385
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(e)(f)(g)	5.75%	12/31/2020		9,095	9,154,027
Series 1997 6, RB(e)(f)(g)	5.75%	12/31/2020		1,294	1,302,398
Series 2010 8, RB	6.50%	12/01/2028		5,100	5,133,099
Series 2010, RB	6.00%	12/01/2042		20	20,130
					20,730,667
Virgin Islands–0.66%
Tobacco Settlement Financing Corp.;
Series 2006, RB(d)	0.00%	05/15/2035		1,100	436,326
Series 2006, RB(d)	0.00%	05/15/2035		3,100	1,051,303
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024		50	47,890
Series 2007 A, RB	5.00%	07/01/2026		15	14,078
Series 2007 A, RB	5.00%	07/01/2027		85	78,934
					1,628,531
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Northern Mariana Islands–0.64%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(g)	6.25%	03/15/2028		$ 1,665	$ 1,579,685
					1,579,685
Guam–0.17%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024		125	135,334
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030		250	269,632
Guam Housing Corp.;
Series 1998 A, RB (CEP - FHLMC)(g)	5.75%	09/01/2031		10	10,296
					415,262
TOTAL INVESTMENTS IN SECURITIES(k)–108.80% (Cost $266,356,873)					269,577,407
FLOATING RATE NOTE OBLIGATIONS–(8.40)%
Notes with interest and fee rates ranging from 0.66% to 0.93% at 11/30/2020 and contractual maturities of collateral ranging from 06/01/2028 to 12/01/2035(l)					(20,815,000)
OTHER ASSETS LESS LIABILITIES–(0.40)%					(985,160)
NET ASSETS–100.00%					$247,777,247
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
XLCA	– XL Capital Assurance Inc.
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $34,501,616, which represented 13.92% of the Fund’s Net Assets.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security subject to the alternative minimum tax.
(h)	Security subject to crossover refunding.
(i)	Restricted security. The aggregate value of these securities at period end was $1,039,733, which represented less than 1% of the Fund’s Net Assets.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $6,069,739, which represented 2.45% of the Fund’s Net Assets.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $28,854,357 are held by TOB Trusts and serve as collateral for the $20,815,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$269,577,407	$—	$269,577,407
Other Investments - Assets
Investments Matured	—	269,795	—	269,795
Total Investments	$—	$269,847,202	$—	$269,847,202
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco New Jersey Municipal Fund